Leases (Details) - Schedule of Changes in the Right of Use Asset - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		$ 1,605,093		$ 1,403,609		$ 1,113,150
Acquired in business combination		(10,552)	[1]	146,513	[2]	124,027
Additions		483,698		483,201		627,386
Terminated contracts		(45,193)		(61,014)		(116,135)
Amortization		(388,772)		(347,389)		(305,843)
Exchange rate variation		61,436		(19,875)		(38,976)
Ending Balance		1,705,710		1,605,093		1,403,609
Adjustment in business combination	[1]			48
Growing facilities [member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		823,989		610,411		489,766
Acquired in business combination		(10,552)	[1]	143,298	[2]
Additions		146,905		224,140		323,387
Terminated contracts		(16,458)		(39,393)		(94,040)
Amortization		(167,078)		(130,460)		(99,139)
Exchange rate variation		28,564		15,993		(9,563)
Ending Balance		805,370		823,989		610,411
Adjustment in business combination	[1]
Buildings [member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		426,996		396,209		304,791
Acquired in business combination			[1]	63	[2]	43,273
Additions		190,185		127,081		135,572
Terminated contracts		(26,573)		(4,310)		(11,002)
Amortization		(83,876)		(63,189)		(59,402)
Exchange rate variation		25,372		(28,858)		(17,023)
Ending Balance		532,104		426,996		396,209
Adjustment in business combination	[1]
Vehicles [member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		201,655		220,607		152,437
Acquired in business combination			[1]	585	[2]	74,399
Additions		94,448		84,994		82,392
Terminated contracts		(884)		(8,486)		(7,895)
Amortization		(72,532)		(88,730)		(78,514)
Exchange rate variation		1,033		(7,315)		(2,212)
Ending Balance		223,720		201,655		220,607
Adjustment in business combination	[1]
Machinery and equipment [member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		104,890		124,304		124,034
Acquired in business combination			[1]	1,743	[2]	390
Additions		33,933		37,953		59,438
Terminated contracts		(1,120)		(4,349)		(2,376)
Amortization		(51,140)		(54,279)		(55,944)
Exchange rate variation		3,538		(482)		(1,238)
Ending Balance		90,101		104,890		124,304
Adjustment in business combination	[1]
Operating plants [member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		18,706		20,358		21,169
Acquired in business combination			[1]		[2]	899
Additions		6,061		6,269		4,359
Terminated contracts		(138)		(4,396)		(797)
Amortization		(6,317)		(4,492)		(3,655)
Exchange rate variation		1,383		967		(1,617)
Ending Balance		19,695		18,706		20,358
Adjustment in business combination	[1]
Land [member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		19,641		19,698		15,840
Acquired in business combination			[1]	824	[2]	5,066
Additions		1,438		2,761		324
Terminated contracts		(24)		(14)		(16)
Amortization		(2,604)		(2,754)		(1,812)
Exchange rate variation		735		(922)		296
Ending Balance		19,186		19,641		19,698
Adjustment in business combination	[1]			48
Computer equipment [member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance		9,216		12,007		5,091
Acquired in business combination			[1]		[2]
Additions		10,728		3		21,910
Terminated contracts		4		(52)		(9)
Amortization		(5,225)		(3,482)		(7,369)
Exchange rate variation		811		740		(7,616)
Ending Balance		15,534		9,216		12,007
Adjustment in business combination	[1]
Furniture and appliances [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Beginning Balance				15		22
Acquired in business combination					[2]
Additions						4
Terminated contracts				(14)
Amortization				(3)		(8)
Exchange rate variation				2		(3)
Ending Balance						$ 15
Adjustment in business combination	[1]

[1]	Refers to the business combination adjustment of the acquisition of TriOak acquired during the 2022 financial year.
[2]	Refers to Rivalea’s, which was acquired during the first quarter of 2022.